Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components of Company's deferred tax assets and liabilities

	December 31,	December 31,
	2011	2010
	$	$
Deferred tax assets:
Vessels and equipment	76,582	2,182
Tax losses carried forward (1)	380,299	286,499
Other	95,312	97,945

Total deferred tax assets	552,193	386,626

Deferred tax liabilities:
Vessels and equipment	60,776	122,263
Long-term debt	24,918	31,077
Other	45,624	2,900

Total deferred tax liabilities	131,318	156,240
Net deferred tax assets	420,875	230,386
Valuation allowance	(398,559)	(213,385)

Net deferred tax assets (liabilities)	22,316	17,001

(1)	Substantially all of the Company’s net operating loss carryforwards of $1.27 billion relate to its Australian ship-owning subsidiaries and its Norwegian subsidiaries. These net operating loss carryforwards are available to offset future taxable income in the respective jurisdictions, and can be carried forward indefinitely.

Components of provision for income taxes

	Year Ended	Year Ended	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
	$	$	$
Current	(6,768)	(13,129)	(28,312)
Deferred	2,478	19,469	5,423

Income tax (expense) recovery	(4,290)	6,340	(22,889)

Reconciliations of income tax rates and actual tax charge

	Year Ended	Year Ended	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
	$	$	$
Net (loss) income before taxes	(382,431)	(172,975)	232,666
Net (loss) income not subject to taxes	(351,773)	(416,684)	550,299

Net (loss) income subject to taxes	(30,658)	243,709	(317,633)

At applicable statutory tax rates	(8,987)	57,737	(89,395)
Permanent and currency differences	(172,368)	(104,514)	109,857
Adjustments to valuation allowances and uncertain tax positions	179,675	40,863	1,623
Other	5,970	(425)	804

Tax expense (recovery) related to the current year	4,290	(6,340)	22,889

Unrecognized tax benefits, recorded in other long-term liabilities

	2011 $	2010 $	2009 $
Balance of unrecognized tax benefits as at January 1	45,302	40,943	17,296
Increase for positions taken in prior years	83	4,037	—
Increase for positions related to the current year	3,308	8,979	27,552
Decreases for positions taken in prior years	—	(4,557)	(3,905)
Decreases related to statute of limitations	(8,889)	(4,100)	—

Balance of unrecognized tax benefits as at December 31	39,804	45,302	40,943